SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events during the period from January 1 to February 20, 2024, the date the condensed consolidated financial statements were issued, pursuant to the requirements of ASC 855, and has determined the following material subsequent events:

●	During January 2024, the Company issued a further $114,303 (face value) convertible notes to an investor. The notes mature one year from the issue date of and accrue interest at 10% per annum.
●	During February 2024, the Company borrowed $665,000 against $844,200 in future receipts, as a a short-term bridge loan with a collateralized merchant finance company.
●	During February 2024, the Company borrowed $205,000 in unsecured promissory notes, with a one-year term and an interest rate of 10%.

14. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to June 29, 2023, the date the consolidated financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

During the period from April 1 to June 29, 2023, the following events occurred:

●	The Company issued a further $1 million (face value) Series C Notes, which are convertible promissory notes sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 15% per annum. For additional information, please see Note 5 – Convertible Promissory Notes and Short Term Loans.
●	The Company entered into a secured revolving account purchase credit and inventory financing facility with a revolving loan lender, pursuant to which the lender may from time to time purchase certain discrete account receivables from the Company (with full recourse) or may make loans and provide other financial accommodations, the payment of which are guaranteed and secured by certain assets of the Company. In selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1 million in financing, and expects to receive the remaining balance as part of normal collection activities. The inventory financing provided by this facility was limited to the lower of $0.3 million, or a 40% maximum of inventory balances. On June 29, 2023, the Company had drawn $0.8 million in accounts receivable financing and $0.3 million in inventory financing.